Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 271,700,000	$ 422,500,000
Restricted cash and cash equivalents - current	2,600,000	208,200,000
Accounts receivable, net	167,700,000	191,600,000
Investment securities - current	300,000	2,000,000
Inventory	23,800,000	39,000,000
Deferred tax assets - current	26,200,000	41,800,000
Prepaid and other current assets	25,700,000	15,400,000
Total current assets	518,000,000	920,500,000
Property, plant and equipment, net	83,200,000	287,500,000
Goodwill and other intangible assets, net	309,900,000	376,500,000
Equity method investments	675,800,000	209,000,000
Investment securities - non-current	9,800,000	9,400,000
Restricted cash and cash equivalents - non-current	13,700,000	14,900,000
Deferred tax assets - non-current	118,900,000	154,300,000
Other assets	24,500,000	45,400,000
Total assets	1,753,800,000	2,017,500,000
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	46,400,000	39,200,000
Accrued and other current liabilities	229,900,000	442,500,000
Total current liabilities	276,300,000	481,700,000
Long-term debt	615,000,000	1,270,400,000
Other liabilities	60,700,000	71,100,000
Total liabilities	952,000,000	1,823,200,000
Shareholders' Equity:
Ordinary Shares, 0.05 par value, 810,000,000 shares authorized 589,346,275 and 585,201,576 shares issued and outstanding at December 31, 2011 and 2010, respectively	36,158,000	35,850,000
Executive Shares, 1.25 par value, 1,000 shares authorized, 1,000 shares issued and outstanding at December 31, 2011 and 2010	2,000	2,000
"B" Executive Shares, 0.05 par value, 25,000 shares authorized, 21,375 shares issued and outstanding at December 31, 2011 and 2010	2,000	2,000
Additional paid-in capital	6,485,900,000	6,444,900,000
Accumulated deficit	(5,682,900,000)	(6,243,400,000)
Accumulated other comprehensive loss	(37,400,000)	(43,100,000)
Shareholders' equity	801,800,000	194,300,000
Total liabilities and shareholders' equity	$ 1,753,800,000	$ 2,017,500,000